Related Party Transactions - Significant related party transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transactions
Other payables	$ 49		$ 63
Service fees	4,365	$ 2,347
Acquisition of right-of-use assets	850		323
Outstanding balance:
Net lease liabilities	874		338
Less: current portion (shown as 'current lease liabilities')	(417)		(251)
Non-current lease liabilities	457		87
Interest expense - lease liabilities	5	5
Cyber Link
Related Party Transactions
Service revenue	11	14
Other payables	26		38
Operating expenses	26	47
Acquisition of right-of-use assets	390
Outstanding balance:
Net lease liabilities	414		145
Less: current portion (shown as 'current lease liabilities')	(216)		(145)
Non-current lease liabilities	198
Interest expense - lease liabilities	$ 1	3
Cyber Link | Minimum
Related Party Transactions
Lease rental contractual period	1 year
Cyber Link-Japan
Related Party Transactions
Other payables	$ 23		$ 25
Rent expense	$ 44	$ 48
Cyber Link-Japan | Maximum
Related Party Transactions
Lease rental contractual period	2 years